United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: Quarter ended 06/30/15

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—84.2%
		Alabama—0.1%
$4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$4,682,456
		Arizona—2.0%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.92% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,185,290
2,265,000		Navajo County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 2014A), 0.45% TOBs (Arizona Public Service Co.), Mandatory Tender 11/17/2015	2,263,958
49,380,000		Phoenix, AZ IDA, (Series 2013), 0.53% TOBs (Republic Services, Inc.), Mandatory Tender 8/3/2015	49,380,000
2,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2003A-2), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2018	2,488,350
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2002), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,624,290
		TOTAL	65,941,888
		Arkansas—0.3%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,087,760
		California—7.0%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 0.984% TOBs, Mandatory Tender 8/1/2017	12,033,480
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.77% TOBs, Mandatory Tender 10/1/2019	14,944,350
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,815,052
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,771,344
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,771,344
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	6,185,565
2,700,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2008A), 1.55% (Waste Management, Inc.), 2/1/2019	2,693,169
2,300,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998A), 1.50% (Waste Management, Inc.), 6/1/2018	2,285,625
3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,352,288
3,500,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,488,030
11,245,000	[1]	California State Department of Water Resources, Central Valley Project Water System Revenue Bonds (Series AT) (Index Floating Rate Bonds), 0.37%, 12/1/2017	11,165,385
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.62% TOBs, Mandatory Tender 12/1/2016	10,007,200
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 0.829 TOBs, Mandatory Tender 12/1/2017	10,108,900
16,665,000		California State, UT GO Bonds, 4.00% TOBs, Mandatory Tender 12/1/2017	17,602,573
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.82%, 5/1/2017	7,040,110
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.97%, 5/1/2018	9,074,430
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	10,942,700
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.02% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,181,800
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,190,410
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,739,050
8,400,000	[1]	Hemet, CA USDT, COPs (Series 2006), 0.72% 10/3/2016	8,398,488
7,000,000	[1,2,3]	Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2018), 0.540%, 7/1/2018	7,002,030
9,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Refunding Revenue Bonds (Series 2014A), 5.00%, 1/15/2016	9,210,780

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$5,000,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00%, 8/1/2018	$5,141,000
		TOTAL	230,145,103
		Colorado—0.4%
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.25% TOBs, Mandatory Tender 8/31/2017	8,255,280
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.82% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,821,150
		TOTAL	14,076,430
		Connecticut—3.9%
5,100,000		Connecticut Development Authority, (Series 1999), 0.48% CP (New England Power Co.), Mandatory Tender 7/29/2015	5,099,949
15,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.673% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	15,119,700
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.72%, 5/15/2016	15,631,132
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.60%, 4/15/2016	5,013,600
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.75%, 4/15/2017	4,016,160
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.95%, 4/15/2018	4,518,630
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.36%, 9/15/2015	3,501,085
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.50%, 9/15/2016	3,004,500
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.59%, 9/15/2017	1,876,481
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.84%, 9/15/2018	2,503,300
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.72%, 3/1/2020	6,289,925
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.82%, 3/1/2021	3,959,800
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.92%, 3/1/2022	3,024,327
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.97%, 3/1/2023	1,474,185
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 0.95%, 8/15/2019	15,046,950
10,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-2), 0.30%, 1/1/2017	10,000,000
10,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-3), 0.33% 7/1/2017	10,000,000
5,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-4), 0.33%, 1/1/2018	5,000,000
8,500,000		Hamden, CT, (Series 2014A), 1.25% BANs, 8/20/2015	8,506,375
600,000		West Haven, CT, UT GO Bonds, 3.00% (AGM INS), 8/1/2015	601,374
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2017	2,111,300
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (AGM INS), 8/1/2016	2,611,750
		TOTAL	128,910,523
		District of Columbia—1.4%
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.67%, 12/1/2015	9,999,900
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.67%, 12/1/2015	9,999,900
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.82%, 12/1/2017	13,175,797
12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.65% TOBs, Mandatory Tender 6/1/2016	12,013,800
		TOTAL	45,189,397
		Florida—1.6%
52,116	[4,5]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,745
10,000,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 0.92%, 6/1/2018	9,946,200
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,409,245
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.82%, 10/1/2017	21,812,612
4,500,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 1.50% (Waste Management, Inc.), 10/1/2018	4,461,030
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,384,496
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,289,105
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,625,865
		TOTAL	51,931,298

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—0.8%
$22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 1.02%, 2/18/2020	$22,320,225
2,425,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,474,931
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,130,520
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	426,104
		TOTAL	27,351,780
		Illinois—5.0%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-2 SIFMA Index), 0.82% TOBs, Mandatory Tender 6/1/2017	11,150,400
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.90% TOBs, Mandatory Tender 6/1/2018	14,167,200
21,030,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	21,502,544
18,455,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	19,521,884
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	19,064,074
10,000,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,174,500
10,400,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	10,846,680
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,460,223
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,254,442
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2015	1,274,616
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2016	1,033,140
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,088,780
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,454,100
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,274,943
7,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2016	7,076,230
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,080,950
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,063,460
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	2,928,084
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,396,232
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,332,050
		TOTAL	164,144,532
		Indiana—3.0%
6,910,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2016	7,131,880
615,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group )/(United States Treasury PRF), Mandatory Tender 6/1/2016	635,806
700,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	745,136
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,097,060
19,000,000		Indiana State Finance Authority Hospital Revenue, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	19,022,230
70,000,000	[1]	Whiting, IN Environmental Facilities, (BP PLC), Environmental Facilities Revenue Bonds (Series 2014), 0.82%, 12/2/2019	69,614,300
		TOTAL	98,246,412
		Kansas—0.5%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4), 0.441%, 9/1/2018	6,457,880
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5), 0.521%, 9/1/2019	5,930,700
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,023,070
		TOTAL	15,411,650
		Kentucky—0.9%
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	21,897,610
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,884,481
		TOTAL	27,782,091

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—2.7%
$21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 0.829% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	$21,073,710
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.599% TOBs, Mandatory Tender 5/1/2017	16,029,440
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.679% TOBs, Mandatory Tender 5/1/2018	14,428,656
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,039,800
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,691,660
2,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2016	2,323,823
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,133,020
		TOTAL	87,720,109
		Maryland—2.1%
18,830,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.273% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	18,981,770
23,800,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.953% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	23,953,748
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.723% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,968,720
8,405,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.703% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,384,744
		TOTAL	68,288,982
		Massachusetts—2.3%
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.55%, 2/1/2016	15,007,500
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.59%, 9/1/2016	4,000,360
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.41%, 1/1/2017	19,974,800
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.50%, 1/1/2018	9,942,400
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.43%, 2/1/2017	9,988,700
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,000,130
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,250,422
7,650,000	[1]	Massachusetts State Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.55% TOBs, Mandatory Tender 1/29/2020	7,498,989
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,508,565
3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,006,330
		TOTAL	75,178,196
		Michigan—3.8%
7,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 3.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2016	7,132,580
8,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2017	8,565,040
20,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.665%, Mandatory Tender 12/1/2020	19,877,600
15,000,000	[1]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-1), 0.727%, 10/15/2018	15,024,900
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,051,300
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,035,820
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	26,953,543
21,100,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.62% TOBs (Q-SBLF GTD), Mandatory Tender 11/1/2015	21,094,725

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$20,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012F), 0.47% TOBs, Mandatory Tender 4/1/2016	$19,997,800
		TOTAL	125,733,308
		Minnesota—0.2%
4,900,000		Pipestone County, MN Medical Center, RANs (Series 2014), 0.85%, 5/1/2017	4,878,538
		Mississippi—0.6%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	798,232
1,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2004), 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2017	995,480
8,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2007), 1.00% (Waste Management, Inc.), 7/1/2017	7,960,560
10,715,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.60%, 9/1/2017	10,684,034
		TOTAL	20,438,306
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,814,852
2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,055,540
		TOTAL	5,870,392
		Multi-State—0.8%
21,065,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class C), 0.77%, 11/15/2017	20,847,820
6,185,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class D), 0.87%, 11/15/2019	6,081,154
		TOTAL	26,928,974
		Nebraska—0.7%
7,835,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2016	8,093,868
5,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2017	5,360,400
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2018	6,172,758
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	760,320
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	525,085
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	798,825
		TOTAL	21,711,256
		New Hampshire—0.2%
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,000,400
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,055,240
		TOTAL	7,055,640
		New Jersey—6.6%
10,515,966		Bridgeton, NJ, 1.00% BANs, 8/27/2015	10,520,383
6,192,000		Burlington, NJ, (Series 2015A), 1.75% BANs, 6/10/2016	6,227,232
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,307,265
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	774,270
11,500,000		Kearny, NJ, 1.00% BANs, 2/5/2016	11,522,770
82,100,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.77% (New Jersey State), 2/1/2016	82,180,458
18,500,000	[1]	New Jersey EDA, School Facilities Construction SIFMA Index Bonds (Series 2012H), 0.97% (New Jersey State), 2/1/2017	18,432,845
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,500,195
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,089,500

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$25,000,000	[1]	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB), 1.07%, 12/15/2019	$24,551,000
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2017	5,258,750
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 D-3), 0.75% TOBs, Mandatory Tender 1/1/2018	6,603,138
7,235,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-1), 0.60% TOBs, Mandatory Tender 1/1/2016	7,242,886
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-2), 0.69% TOBs, Mandatory Tender 1/1/2017	4,999,700
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.55%, 1/1/2017	9,978,500
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.62%, 1/1/2018	9,935,100
11,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014B-3), 0.69% TOBs, Mandatory Tender 1/1/2018	11,015,620
		TOTAL	216,139,612
		New Mexico—0.6%
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 0.873% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	19,378,444
		New York—11.9%
15,000,000		Colonie, NY, 1.25% BANs, 3/18/2016	15,051,000
2,075,000		Long Beach, NY, (Series 2014A), 1.50% RANs, 9/18/2015	2,075,892
1,740,000		Long Beach, NY, (Series 2014B), 1.50% RANs, 9/18/2015	1,741,949
7,913,000		Long Beach, NY, (Series 2015A), 1.25% BANs, 2/17/2016	7,936,264
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes), 0.779%, 11/1/2018	30,113,100
4,700,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.44%,TOBs 11/1/2018	4,631,239
15,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (SIFMA Floating Rate Tender Notes)(Subseries 2014D-2), 0.43% 11/15/2017	14,918,100
3,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.52% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2019	2,964,450
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3a), 0.82% (MTA Dedicated Tax Fund), 11/1/2017	8,020,080
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 0.97% (MTA Dedicated Tax Fund), 11/1/2018	14,057,960
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.02% (MTA Dedicated Tax Fund), 11/1/2019	15,133,350
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 0.727% TOBs (MTA Transportation Revenue)/(AGM INS), Mandatory Tender 5/15/2018	4,996,250
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.813% (MTA Transportation Revenue), 11/1/2016	3,012,330
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 0.953% (MTA Transportation Revenue), 11/1/2017	2,016,620
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1g), 0.773% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	5,004,200
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 0.973% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,031,200
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.653% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,905,292
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.82% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,854,940
17,700,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.963% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,820,360
3,500,000		Nassau, NY Health Care Corp., 2.25% RANs, 1/15/2016	3,518,655
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.62%, 8/1/2025	12,622,403
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-7), 0.54%, 8/1/2021	14,979,300
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-8), 0.45%, 8/1/2021	14,001,540
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	5,522,935
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,338,618

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	$13,459,854
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	15,348,060
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	13,436,822
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,049,940
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 0.69%, 10/1/2017	7,510,575
8,250,000		Owego-Apalachin, NY CSD, (Series 2015), 1.00% RANs, 2/26/2016	8,269,635
20,000,000		Oyster Bay, NY, (Series 2015A), 1.25% BANs, 2/5/2016	20,063,200
1,000,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 3.00%, 1/15/2016	1,013,270
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,570,815
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,262,162
3,980,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 3.00%, 8/15/2016	4,080,813
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,698,512
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,857,514
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2018	2,000,930
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,517,863
3,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	3,650,220
9,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	9,382,500
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	7,280,483
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,240,655
11,350,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-4), 0.42% (AGM INS), 1/1/2018	11,248,417
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5), 0.51% (AGM INS), 1/1/2019	3,959,800
		TOTAL	390,170,067
		North Carolina—1.3%
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,535,310
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	4,784,580
2,875,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.81% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,860,884
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.573% TOBs, Mandatory Tender 12/1/2015	19,996,800
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012B), 0.873% TOBs, Mandatory Tender 12/1/2017	12,798,450
		TOTAL	41,976,024
		Ohio—3.8%
6,205,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 0.83% TOBs, Mandatory Tender 5/1/2020	6,112,111
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 0.843% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	39,730,000
8,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	8,875,020
10,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 3.10% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2019	10,220,900
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,164,400
5,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B), 0.40%, 6/14/2018	5,500,000
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.32% (University of Dayton), 7/1/2016	13,013,910
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,035,160
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	8,062,240
9,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.575%, 6/1/2018	9,008,640
		TOTAL	122,722,381

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.8%
$750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	$768,975
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,391,153
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,494,431
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,537,987
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,467,561
6,905,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.87% TOBs, Mandatory Tender 8/1/2018	6,896,921
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,336,216
		TOTAL	25,893,244
		Oregon—0.3%
2,500,000		Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2007), 1.50% (Waste Management, Inc.), 10/1/2018	2,479,900
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,006,450
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,603,040
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,260,881
		TOTAL	11,350,271
		Pennsylvania—6.1%
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,965,785
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	10,086,400
7,500,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.823% TOBs, Mandatory Tender 5/2/2016	7,495,875
8,000,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2014), 0.559%, 1/1/2018	8,012,960
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	2,996,910
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.44% TOBs, Mandatory Tender 5/1/2016	5,972,969
600,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.345%, 5/2/2016	598,860
1,400,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.405%, 5/1/2017	1,398,572
15,000,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A), 0.525% TOBs (State Aid Withholding GTD), Mandatory Tender 5/1/2025	14,978,250
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 0.871% TOBs, Mandatory Tender 6/5/2017	16,503,873
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	639,181
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	394,883
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	670,506
4,000,000		Montgomery County, PA IDA, PCRBs (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC) Mandatory Tender 6/1/2020	3,990,760
1,100,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.393%, 11/1/2017	1,090,705
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.473%, 11/1/2018	690,025
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.533%, 11/1/2019	978,510
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.623%, 11/1/2019	3,929,080
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.47% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,028,880
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,275,673
9,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2010A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2015	9,000,000
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,515,435
20,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Variable Rate Revenue Bonds (Series 2015B), 0.50%, 6/14/2018	20,000,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.67%, 12/1/2017	$10,842,842
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.75%, 12/1/2018	10,986,250
6,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.67%, 12/1/2018	5,976,600
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.95%, 12/1/2020	3,991,360
1,080,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.839% (Guthrie Healthcare System, PA), 12/1/2017	1,074,265
6,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.123%, 4/2/2018	6,020,280
5,800,000	[1]	University Area Joint Authority, PA, Sewer Revenue Bonds (Series 2014), 0.47%, 11/1/2017	5,787,878
19,500,000	[1]	York County, PA, GO Floating Rate Notes (Series 2015 LIBOR Index Rate Mode), 0.425%, 6/1/2017	19,453,590
		TOTAL	200,347,157
		Rhode Island—0.3%
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	4,604,349
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	4,719,834
		TOTAL	9,324,183
		South Carolina—0.5%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.799% TOBs, Mandatory Tender 1/1/2018	17,532,892
		Tennessee—0.8%
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.67% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,455,585
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,046,400
		TOTAL	24,501,985
		Texas—7.8%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Put Bonds (Series 2013B), 3.00% TOBs, Mandatory Tender 1/4/2016	5,008,450
12,890,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2015	12,915,780
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,857,313
5,000,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-3), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2015	5,008,600
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	2,790,397
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3), 0.962% TOBs, Mandatory Tender 6/1/2020	7,975,600
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 0.65% TOBs (Memorial Hermann Health System), Mandatory Tender 12/1/2019	9,894,200
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.47% (Memorial Hermann Health System), 6/1/2016	1,043,997
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.57% (Memorial Hermann Health System), 6/1/2017	3,581,532
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.67% (Memorial Hermann Health System), 6/1/2018	1,800,044
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.77% (Memorial Hermann Health System), 6/1/2019	2,227,748
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.82% (Memorial Hermann Health System), 6/1/2020	1,974,180
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.90% (Memorial Hermann Health System), 6/1/2021	3,647,449
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,702,661
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.66% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2015	25,012,250
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.71% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2016	3,745,388

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.97%, TOBs, Mandatory Tender 5/1/2020	$4,993,400
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012B), 0.82% TOBs, Mandatory Tender 6/1/2017	10,034,100
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.67% TOBs, Mandatory Tender 8/1/2016	15,040,650
2,795,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	2,817,667
2,600,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,621,086
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.60% TOBs (Rice University), Mandatory Tender 5/15/2016	8,568,639
10,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C), 0.674%, Mandatory Tender 5/15/2019	9,987,100
1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,085,141
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 0.87% TOBs, Mandatory Tender 1/1/2019	9,925,300
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds), 0.74% TOBs, Mandatory Tender 1/1/2020	31,189,075
20,000,000		Round Rock ISD, TX, Variable Rate UT Tax School Building Bonds (Series 2015), 1.50% TOBs (PSFG GTD), 8/1/2016	20,233,000
7,000,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,045,220
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,643,850
5,000,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	5,077,850
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 0.75% TOBs, Mandatory Tender 11/1/2016	15,026,100
7,335,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System) 4/1/2020	8,375,176
		TOTAL	255,848,943
		Utah—0.3%
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,124,560
		Virginia—0.7%
1,815,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,818,194
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,951,200
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,000,720
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	615,086
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,088,680
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,521,193
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,146,800
		TOTAL	24,141,873
		Washington—0.7%
8,000,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014), 0.47%, 12/1/2019	7,958,880
8,000,000	[1]	Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Bonds (Series 2014-K) (SIFMA Index), 0.39%, 12/1/2017	7,956,720
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2016	3,120,540
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,615,170
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% (Waste Management, Inc.), 11/1/2017	3,009,240
		TOTAL	23,660,550
		West Virginia—1.0%
9,000,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	8,974,350
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,638,435

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	$378,604
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	708,491
7,000,000	[1]	West Virginia University Board of Governors, Variable Rate Refunding Revenue Bonds (Series 2014C), 0.60% TOBs (West Virginia University), Mandatory Tender 10/1/2019	6,968,290
		TOTAL	33,668,170
		Wisconsin—0.1%
3,685,000		Wisconsin HEFA, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	3,961,043
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2015	4,199,664
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,758,253,790)	2,759,646,084
		SHORT-TERM MUNICIPALS—15.6%[6]
		Alabama—2.3%
700,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.40%, 7/2/2015	700,000
13,985,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.66%, 7/2/2015	13,985,000
37,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (AGM INS), 0.45%, 7/3/2015	37,325,000
375,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.28%, 7/3/2015	375,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.08%, 7/2/2015	4,350,000
20,000,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(Nucor Corp. GTD), 0.36%, 7/1/2015	20,000,000
		TOTAL	76,735,000
		Arkansas—0.5%
15,000,000		Arkansas Development Finance Authority, (Baptist Memorial Healthcare), (Series 2015B-3), 0.75%, 9/1/2018	15,000,000
		Florida—0.2%
6,700,000	[2,3]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (AGM INS)/(Bank of America N.A. LIQ), 0.39%, 7/2/2015	6,700,000
		Georgia—0.2%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.70%, 7/2/2015	5,440,000
		Illinois—0.6%
9,345,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.37%, 7/2/2015	9,345,000
7,000,000		Chicago, IL, Near North Redevelpment (Series 1999A) Weekly VRDNs (Bank of New York Mellon LOC), 0.65%, 7/1/2015	7,000,000
4,655,000	[2,3]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.27%, 7/2/2015	4,655,000
		TOTAL	21,000,000
		Indiana—0.7%
22,250,000		Indiana State Finance Authority Environmental, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.56%, 7/1/2015	22,250,000
		Louisiana—2.9%
65,910,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.36%, 7/1/2015	65,910,000
30,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.27%, 7/1/2015	30,000,000
		TOTAL	95,910,000
		Massachusetts—0.2%
5,585,000		Massachusetts IFA, (Series 1992B), 0.45% CP (New England Power Co.), Mandatory Tender 7/23/2015	5,584,944
		Michigan—0.4%
7,575,000	[2,3]	Detroit, MI City School District, Tender Option Bond Trust Certificates (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 0.820%, 7/2/2015	7,575,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		Michigan—continued
$4,470,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 7/1/2015	$4,470,000
		TOTAL	12,045,000
		Mississippi—0.4%
11,290,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.35%, 7/2/2015	11,290,000
2,360,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.36%, 7/2/2015	2,360,000
		TOTAL	13,650,000
		Multi State—0.7%
22,955,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.00%, 7/2/2015	22,955,000
		New Hampshire—0.3%
10,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.40% CP (New England Power Co.), Mandatory Tender 7/2/2015	10,000,000
		New Jersey—1.6%
7,720,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.47%, 7/3/2015	7,720,000
7,720,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.47%, 7/3/2015	7,720,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Santander Bank, N.A. LOC), 0.74%, 7/2/2015	26,200,000
2,650,000		New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.37%, 7/2/2015	2,650,000
9,295,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.13%, 7/1/2015	9,295,000
		TOTAL	53,585,000
		North Carolina—0.8%
13,100,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.23%, 7/1/2015	13,100,000
12,680,000	[2,3]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.31%, 7/2/2015	12,680,000
		TOTAL	25,780,000
		Rhode Island—0.3%
8,575,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.18%, 7/1/2015	8,575,000
		South Carolina—0.6%
13,300,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.36%, 7/1/2015	13,300,000
5,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.36%, 7/1/2015	5,000,000
		TOTAL	18,300,000
		Tennessee—0.0%
1,000,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.48%, 7/2/2015	1,000,000
		Texas—2.3%
35,900,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010B) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 7/1/2015	35,900,000
28,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 7/1/2015	28,000,000
11,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 7/1/2015	11,500,000
		TOTAL	75,400,000
		Virginia—0.5%
17,950,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 7/10/2015	17,950,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	West Virginia—0.1%
$3,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.48% CP (Virginia Electric & Power Co.), Mandatory Tender 7/29/2015	$2,999,970
	TOTAL SHORT-TERM MUNICIPALS—15.6% (AT AMORTIZED COST)	510,859,914
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $3,269,113,790)[7]	3,270,505,998
	OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	5,077,396
	TOTAL NET ASSETS—100%	$3,275,583,394
Securities that are subject to the federal alternative minimum tax (AMT) represents 13.5% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $118,961,489, which represented 3.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2015, these liquid restricted securities amounted to $115,473,459, which represented 3.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	4/30/2014	$3,500,000	$3,488,030
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At June 30, 2015, the cost of investments for federal tax purposes was $3,269,113,790. The net unrealized appreciation of investments for federal tax purposes was $1,392,208. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,375,563 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,983,355.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CHE	—Catholic Health East
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LANs	—Loan Anticipation Notes
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015